Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 306	$ 310
Contractual commitments to purchase property, plant and equipment	538	449
Contractual commitments to acquire loans to associates/customers	72	142
Other commitments	$ 1,800	$ 1,943